Insurance services - Summary of Bank's Liability for Future Policy Benefits on the Consolidated Balance Sheets (Detail) - Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Liability for Future Policy Benefits [Line Items]
Future policy benefits	₨ 1,671,384.1	$ 20,055.0
Non Par Protection [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	166,649.2	1,999.6
Non Par Riders [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	207.0	2.5
Non Par Savings [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	551,186.3	6,613.7
Non Par Pension [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	17,609.5	211.3
Individual Annuity [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	255,858.7	3,070.1
Individual Health [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	410.4	4.9
Par Life [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	561,076.4	6,732.4
Par Pension [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	16,294.1	195.5
Group Non par Life [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	₨ 102,092.5	$ 1,225.0